EMPLOYEE BENEFIT PLANS (Policies)	12 Months Ended
Dec. 31, 2014
Pension and other postretirement benefit
Pension And Other Postretirement Plans Policy

NOTE 7. EMPLOYEE BENEFIT PLANS

We are required by applicable U.S. GAAP to:

  recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status in the statement of financial position;
  measure a plan’s assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and
  recognize changes in the funded status of pension and other postretirement benefit plans in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders’ equity.

The detailed information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.

Sempra Energy has funded and unfunded noncontributory traditional defined benefit and cash balance plans, including separate plans for SDG&E and SoCalGas, which collectively cover all eligible employees, including members of the Sempra Energy board of directors who were participants in a predecessor plan on or before June 1, 1998. Pension benefits under the traditional defined benefit plans are based on service and final average pay, while the cash balance plans provide benefits using a career average earnings methodology.

Chilquinta Energía has an unfunded contributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity obligation covering all employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average salary.

Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic (except Willmut Gas) and certain foreign employees. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants’ contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees’ spouses.

Chilquinta Energía also has two noncontributory postretirement benefit plans which cover substantially all employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees’ spouses and dependents.

Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. These assumptions include discount rates
  expected return on plan assets
  health care cost trend rates
  mortality rates
  rate of compensation increases
  termination and retirement rates
  utilization of postretirement welfare benefits
  payout elections (lump sum or annuity)
  lump sum interest rates

We review these assumptions on an annual basis prior to the beginning of each year and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. New mortality table studies were released by the Society of Actuaries during 2014 that significantly increased life expectancy assumptions, and we have incorporated these new assumptions, adjusted for the Sempra Energy companies’ actual mortality experience, in our calculations. We use a December 31 measurement date for all of our plans.

Net Assets and Liabilities

The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Sempra Energy Consolidated (except for SDG&E) and SoCalGas use the asset smoothing method for their pension and other postretirement plans. This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SDG&E does not use the asset smoothing method, but rather recognizes realized and unrealized investment gains and losses during the current year.

The 10-percent corridor accounting method is used at Sempra Energy Consolidated, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.

We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded in Accumulated Other Comprehensive Income (Loss) on the balance sheet. The California Utilities and Mobile Gas record regulatory assets and liabilities that offset the funded pension and other postretirement plans’ assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies. At Willmut Gas, pension contributions are recovered in rates on a prospective basis, but are not recorded as a regulatory asset pending recovery.

The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the Internal Revenue Service. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans. Mobile Gas records annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with U.S. GAAP for regulated entities.